CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Dec. 30, 2018		206,732,000
Balance at Dec. 30, 2018	$ 1,936,072	$ 159,858	$ 32,490	$ 3,382	$ 1,740,342
Changes in equity [abstract]
Share-based compensation	16,115		16,115
Shares issued under employee share purchase plan (in shares)		50,000
Shares issued under employee share purchase plan	1,651	$ 1,651
Shares issued pursuant to exercise of stock options (in shares)		443,000
Shares issued pursuant to exercise of stock options	8,824	$ 12,198	(3,374)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		267,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (6,001)	$ 7,415	(13,416)
Shares repurchased for cancellation (note 13(d)) (in shares)	(8,217,715)	(8,218,000)
Shares repurchased for cancellation (note 13(d))	$ (257,233)	$ (6,738)			(250,495)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(262,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(7,008)	$ (166)			(6,842)
Dividends declared	(110,346)		954		(111,300)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(7,720,000)
Transactions with shareholders of the Company recognized directly in equity	(353,998)	$ 14,360	279		(368,637)
Cash flow hedges (note 14(d))	(3,917)			(3,917)
Actuarial gain (loss) on employee benefit obligations (note 12(a))	(1,296)				(1,296)
Net earnings (loss)	259,809				259,809
Comprehensive income (loss)	$ 254,596			(3,917)	258,513
Balance (in shares) at Dec. 29, 2019	199,012,156	199,012,000
Balance at Dec. 29, 2019	$ 1,834,494	$ 174,218	32,769	(535)	1,628,042
Changes in equity [abstract]
Share-based compensation	1,954		1,954
Shares issued under employee share purchase plan (in shares)		73,000
Shares issued under employee share purchase plan	1,381	$ 1,381
Shares issued pursuant to exercise of stock options (in shares)		87,000
Shares issued pursuant to exercise of stock options	1,609	$ 2,504	(895)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		194,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (2,571)	$ 6,657	(9,228)
Shares repurchased for cancellation (note 13(d)) (in shares)	(843,038)	(843,000)
Shares repurchased for cancellation (note 13(d))	$ (23,216)	$ (744)			(22,472)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(116,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(2,558)	$ (78)			(2,480)
Dividends declared	(30,553)		336		(30,889)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(605,000)
Transactions with shareholders of the Company recognized directly in equity	(53,954)	$ 9,720	(7,833)		(55,841)
Cash flow hedges (note 14(d))	(8,503)			(8,503)
Actuarial gain (loss) on employee benefit obligations (note 12(a))	12,142				12,142
Net earnings (loss)	(225,282)				(225,282)
Comprehensive income (loss)	$ (221,643)			(8,503)	(213,140)
Balance (in shares) at Jan. 03, 2021	198,407,222	198,407,000
Balance at Jan. 03, 2021	$ 1,558,897	$ 183,938	$ 24,936	$ (9,038)	$ 1,359,061